Expense Example, No Redemption (Vanguard Federal Money Market Fund - Investor Shares, Vanguard Federal Money Market Fund, USD $)	12 Months Ended
Aug. 31, 2011
Vanguard Federal Money Market Fund - Investor Shares | Vanguard Federal Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255